SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contract Assets (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Contract Liabilities [Line Items]
Balance at beginning of year	$ 17,842	$ 53,483
Net change	61,838	(35,641)
Balance at end of year	$ 79,680	$ 17,842